NON-CONTROLLING INTEREST (Tables)	3 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of non-controlling interest

(In thousands)	Saugatuck and subsidiary
Non-controlling interest as of April 1, 2024	$(693)
Net loss attributable to non-controlling interest	(8)
Non-controlling interest as of June 30, 2024	$(701)

(In thousands)	Saugatuck and subsidiary
Non-controlling interest as of April 1, 2023	$(650)
Net loss attributable to non-controlling interest	(7)
Non-controlling interest as of June 30, 2023	$(657)